CASH FLOW ITEMS - Reconciliation of Long-Term Debt Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 23, 2020
Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 464.4	$ 466.6
Proceeds	461.0
Repayments	(7.4)	(7.7)
Non-cash changes:
Amortization of deferred financing charges	1.0	0.9
Foreign currency translation	(1.3)	(1.6)
Change in fair value of embedded derivative	1.5	6.9
Other	(0.5)	(0.7)
Ending balance	918.7	464.4
Equipment loans | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	18.7	28.0
Proceeds	6.0
Repayments	(7.4)	(7.7)
Non-cash changes:
Amortization of deferred financing charges	0.1	0.0
Foreign currency translation	(1.3)	(1.6)
Change in fair value of embedded derivative	0.0	0.0
Other	0.0	0.0
Ending balance	$ 16.1	$ 18.7
5.75% senior notes | Fixed interest rate
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Interest rate	5.75%	5.75%	5.75%
5.75% senior notes | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	$ 445.7	$ 438.6
Proceeds	0.0
Repayments	0.0	0.0
Non-cash changes:
Amortization of deferred financing charges	0.9	0.9
Foreign currency translation	0.0	0.0
Change in fair value of embedded derivative	1.5	6.9
Other	(0.5)	(0.7)
Ending balance	447.6	445.7
Credit Facility | Long-term debt
Reconciliation Of Long-Term Debt Arising From Financing Activities [Roll Forward]
Beginning balance	0.0	0.0
Proceeds	455.0
Repayments	0.0	0.0
Non-cash changes:
Amortization of deferred financing charges	0.0	0.0
Foreign currency translation	0.0	0.0
Change in fair value of embedded derivative	0.0	0.0
Other	0.0	0.0
Ending balance	$ 455.0	$ 0.0